CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 19.5	[1]	$ 15.4	[1]
Accounts receivables, net	134.1	[1]	52.5	[1]
Mobilization revenue receivable - short-term	13.6	[1]	0	[1]
Amount due from related party	39.6	[1]	0	[1]
Other current assets	34.5	[1]	28.3	[1]
Total current assets	241.3	[1]	96.2	[1]
Non-current assets:
Newbuildings	112.0	[1]	788.9	[1]
Drilling rigs	2,103.0	[1]	1,334.6	[1]
Mobilization revenue receivable - long-term	49.4	[1]	0	[1]
Deferred tax assets	0.6	[1]	1.1	[1]
Other non-current assets	9.2	[1]	14.2	[1]
Total non-current assets	2,274.2	[1]	2,138.8	[1]
Total assets	2,515.5	[1]	2,235.0	[1]
Current liabilities:
Current portion of long-term related party payable	235.6	[1]	180.9	[1]
Trade accounts payable and accruals	28.3	[1]	34.9	[1]
Deferred mobilization revenue - short-term	19.9	[1]	12.0	[1]
Related party payable	122.2	[1]	0	[1]
Other current liabilities	27.3	[1]	27.9	[1]
Total current liabilities	433.3	[1]	255.7	[1]
Non-current liabilities:
Long-term related party payable	1,057.1	[1]	1,149.6	[1]
Deferred mobilization revenue - long-term	41.1	[1]	14.5	[1]
Other non-current liabilities	0.4	[1]	0	[1]
Total non-current liabilities	1,098.6	[1]	1,164.1	[1]
Commitments and contingencies (see note 18)	0	[1]	0	[1]
Equity
Dropdown Companies' Equity	8.7	[1]	22.2	[1]
Members' Capital:	0	[1]	793.0	[1]
Common units (issued and outstanding 24,815,025 units at December 31, 2012)	208.2	[1]	0	[1]
Subordinated units (issued and outstanding 16,543,350 units at December 31, 2012)	89.6	[1]	0	[1]
Total Members' capital / Owner's and Dropdown Companies' equity	306.5	[1]	815.2	[1]
Non-controlling interest	677.1	[1]	0	[1]
Total equity	983.6	[1]	815.2	[1]
Total liabilities and equity	$ 2,515.5	[1]	$ 2,235.0	[1]

[1]	Restated